Guarantees, Commitments, and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Recorded Unconditional Purchase Obligations	As of December 31, 2025, we had outstanding non-cancelable purchase obligations with a remaining term of 12 months or longer as follows:

Amount
(in thousands)
Year Ending December 31,
2026	$30,005
2027	28,010
2028	875
2029	54
Total	$58,944